Leases (Details) - Schedule of Maturity of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2024		$ 3,382
Total lease payments		3,382
Less: interest		(73)
Present value of lease liabilities		$ 3,309